Significant Accounting Policies - Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Significant Accounting Policies
Deferred revenue, revenue recognized	¥ 2,583,600		¥ 1,993,700	¥ 1,238,800
Practical expedient related to performance obligations	true	true
Total net revenues	¥ 21,899,167	$ 3,175,081	19,383,684	11,998,976
Mobile games
Significant Accounting Policies
Total net revenues	5,021,290		5,090,926	4,803,382
Value-added services
Significant Accounting Policies
Total net revenues	8,715,170		6,934,886	3,845,663
Advertising
Significant Accounting Policies
Total net revenues	5,066,212		4,523,421	1,842,772
E-commerce and others
Significant Accounting Policies
Total net revenues	¥ 3,096,495		¥ 2,834,451	¥ 1,507,159
Maximum | Live broadcasting and other VAS
Significant Accounting Policies
Period recognized for time-based virtual item	1 year	1 year